John Hancock

                                   Bond
                                      FUND
A N N U A L
R E P O R T
                                      Sign up for electronic delivery at
5.31.02                               www.jhancock.com/funds/edelivery

                                     [LOGO](R)
                               ------------------
                               JOHN HANCOCK FUNDS

--------------------------------------------------------------------------------
[A photo of Maureen R. Ford, Chairman and Chief Executive Officer, flush left next to first paragraph.]
--------------------------------------------------------------------------------

WELCOME

     Table of contents
===========================
     Your fund at a glance
     page 1
---------------------------
     Managers' report
     page 2
---------------------------
     A look at performance
     page 6
---------------------------
     Growth of $10,000
     page 7
---------------------------
     Fund's investments
     page 8
---------------------------
     Financial statements
     page 20
---------------------------
     Trustees & officers
     page 35
---------------------------
     For your information
     page 41
---------------------------

Dear Fellow Shareholders,

The stock market has done nothing to soothe weary investors in 2002. After two years of losses, the stock market remains bogged down again so far this year. Although the economy appears to be emerging from recession, there are real questions about the strength of the recovery and the prospects for corporate earnings. With added pressures resulting from corporate bankruptcies, accounting questions and Middle East tensions, investors have been slow to shed their skeptical mindset. As a result, the major indexes were either flat or down year to date through May 31, 2002, with the Dow Jones Industrial Average returning -0.22% and the Standard & Poor's 500 Index returning -6.49%. Reflecting the technology and telecommunications sectors' continued woes, the tech-heavy Nasdaq Composite Index was down 17.16% in the first five months.

In this turbulent environment, there have been definite winners and losers. Small-cap and midsize companies have done far better than large caps, and even after a two-year run, value stocks have continued to trump growth. Bonds, which outpaced stocks in the last two years, continued to beat the broader stock market.

The stock market's disappointing performance has certainly put investors' long-term investment perspective to the test. But we urge you to stay the course and stick to the investment plan that you have crafted with your investment professional to meet your financial goals. The most important element involves being well diversified. We believe it is the best way to better withstand the market's short-term swings -- from both an investment and an emotional perspective. If your investments are spread broadly among different asset classes -- stocks, bonds and cash -- and various types of each, you stand a better chance of having at least one part of your portfolio doing well at any given moment.

Although being diversified might not prevent you from suffering losses in tough market conditions, it could help mitigate the decline. And you'll be more ready to capture the returns of a group as it comes back into favor.

Sincerely,

/s/ Maureen R. Ford
-------------------
Maureen R. Ford,
Chairman and Chief Executive Officer

YOUR FUND AT A GLANCE

The Fund seeks a high level of current income consistent with prudent investment risk by investing in a diversified portfolio of debt securities, including corporate bonds and U.S. government and agency securities.

Over the last twelve months

o The Fund posted gains during a year marked by stock market volatility, low interest rates, economic uncertainty and terrorism.

o    Telecommunication issues and the Enron debacle drove credit quality down.

o The Federal Reserve Board halted rate cuts in 2002 as the economy emerged from recession.

--------------------------------------------------------------------------------
[Bar chart with heading "John Hancock Bond Fund". Under the heading is a note that reads "Fund performance for the year ended May 31, 2002." The chart is scaled in increments of 2% with 0% at the bottom and 8% at the top. The first bar represents the 6.10% total return for Class A. The second bar represents the 5.37% total return for Class B. The third bar represents the 5.36% total return for Class C. The fourth bar represents the 3.04 total return for Class I*. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested. *From inception September 4, 2001 through May 31, 2002."]
--------------------------------------------------------------------------------

Top 10 Issuers

15.3%     United States Treasury
 8.6%     Government National Mortgage Assn.
 6.3%     Federal National Mortgage Assn.
 1.4%     Morgan Stanley Dean Witter Capital I Trust
 1.2%     Iberdrola International
 1.0%     Hydro-Quebec
 0.9%     Morgan Stanley Capital I
 0.8%     Scotland International Finance No. 2
 0.8%     RBSG Capital

As a percentage of net assets on May 31, 2002.

BY JAMES K. HO, CFA, AND BENJAMIN A. MATTHEWS, PORTFOLIO MANAGERS

John Hancock
Bond Fund

MANAGERS' REPORT

On June 7, 2002, John Hancock Active Bond Fund merged into John Hancock Bond
Fund.

A mixed bag of factors influenced bonds during John Hancock Bond Fund's fiscal year that ended May 31, 2002. While declining interest rates and plummeting stock prices created a favorable backdrop for bond investing, liquidity concerns, questionable accounting practices and disappointing corporate earnings posed real problems for many individual issuers. The attacks of September 11, 2001 further prompted investors to reassess their portfolios. The combined effect was a most volatile investment environment.

"...a most volatile
investment environment."

FUND PERFORMANCE

For the 12 months ended May 31, 2002, John Hancock Bond Fund Class A, Class B and Class C shares posted gains of 6.10%, 5.37% and 5.36%, respectively, at net asset value. The average corporate debt A-rated fund returned 6.49% according to Lipper, Inc.(1), while the Lehman Brothers Government/Credit Bond Index produced a result of 7.85%. Class I shares, which were launched on September 4, 2001, returned 3.04% through May 31, 2002. Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. Historical performance information can be found on pages six and seven.

TREASURY STAKE HELPED FUND

At the period's outset, the economy and corporate profitability remained weak. The Federal Reserve Board responded and prolonged its rate-cutting campaign to jump-start a recovery.

--------------------------------------------------------------------------------
[Photos' of Jim Ho and Ben Matthews flush right next to first paragraph.]
--------------------------------------------------------------------------------

We positioned the portfolio for such a recovery by increasing exposure to lower-quality corporate bonds and by decreasing our stake in Treasury securities. When September's tragedies occurred, they negated the positioning of many portfolios, including the Fund's. Demand for the safety and liquidity of U.S. Treasury securities spiked and corporate bonds suffered, with some industries such as travel and leisure harder hit than others.

The Fund's stake in U.S. government and agency securities contributed to performance during this time. The Treasury Department's decision on October 31 to stop selling the 30-year bond further helped government securities rally and even lifted the price of long-maturity corporate bonds. As the period progressed, we pared the Fund's Treasury holdings to realize profits.

"The Fund's ownership
of these telecom and
media bonds dampened
performance..."

We also slightly increased exposure to mortgage-backed securities. This proved beneficial because traditional corporate investors -- searching for safer havens but reluctant to sacrifice income -- turned to mortgage-backed securities in order to receive yields similar to A-rated corporate debt without the added risk. Furthermore, mortgage-backed issues are relatively shorter in duration than either Treasury notes or corporate debt, thereby offering less price fluctuation as interest rates change.

TELECOM, MEDIA REMAIN UNDER PRESSURE

As higher-quality corporate bonds weathered the aftermath of September 11 better than lower-quality bonds did, our strategy involved focusing on higher-quality names, avoiding riskier credits and targeting industries that can offer potential in any economic environment. We emphasized the blue-chip type telecommunication corporations and media companies, cyclical

--------------------------------------------------------------------------------
[Table at top left-hand side of page entitled "Top five sectors." The first listing is Government-U.S. agencies 16%, the second is Government-U.S. 15%, the third Utilities 9%, the fourth Mortgage banking 7%, and the fifth Finance 6%.]
--------------------------------------------------------------------------------

issues such as paper, oil and gas, and natural resources, as well as stable-growing industries such as health care.

Unfortunately, the financial woes of the high-yield telecom issuers recently spilled over into the investment-grade arena, sparking negative sentiment for some high-profile names such as AT&T, Deutsche Telekom, WorldCom and Qwest. Stale growth and large debt burdens (and undisclosed loans in the case of Adelphia Communications) also depressed media bond prices.

The Fund's ownership of these telecom and media bonds dampened performance -- although we pared exposure or moved out of some positions prior to the most damaging news. Currently,

--------------------------------------------------------------------------------
[Pie chart at middle of page with heading "Portfolio diversification As a percentage of net assets on 5-31-02." The chart is divided into five sections (from top to left): U.S. corporate bonds 51%, U.S. government and agency bonds 31%, Foreign corporate bonds 8%, Short-term investments & other 8% and Foreign government bonds 2%.]
--------------------------------------------------------------------------------

we believe the price declines have created attractive value for bonds in the telecom and media sectors.

UTILITY BONDS RETREAT

Power plant generators and the electric utility sector experienced a dramatic setback during the year -- first as a result of California's electricity problems and then as revelations about Enron's mismanagement and false trading came to light. We reduced or eliminated exposure to many of these bonds over the past several months. Some bonds in this sector we continued to hold because of the issuers' solid fundamentals.

--------------------------------------------------------------------------------
[Table at top of page entitled "SCORECARD". The header for the left column is "INVESTMENT" and the header for the right column is "RECENT PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Newmont Mining followed by an up arrow with the phrase "Benefiting from higher gold prices." The second listing is Northwest Airlines followed by an up arrow with the phrase "Rebound in travel." The third listing is AOL Time Warner followed by a down arrow with the phrase "Adversely affected by recent large new issue."]
--------------------------------------------------------------------------------

"...indicators for the second
quarter suggest a pause in
growth."

BOUNCE-BACK WELCOMED

The bonds most adversely affected by the terrorism have since improved to become among the Fund's top performers, as investor unease dissipated and prices became too attractive to ignore. These include secured and unsecured airline debt issued by Continental, Northwest Airlines, and Delta Air Lines. Autos and auto part manufacturers like Ford Motor Co. and Delphi Automotive recovered in price, as did Host Marriott properties and Harrah's. Among other contributors were integrated oil and gas company bonds, health care, railway and financial securities.

BRIEF PAUSE IN RECOVERY

Although the economy grew at a 6.1% rate in the first calendar quarter of 2002, preliminary indicators for the second quarter suggest a pause in growth. Our forecasts call for the resumption of renewed activity later in the year, which we expect will push interest rates higher and raise the specter of inflation. To prepare for this, we recently made our first foray into Treasury Inflation Protected Securities (TIPS), and these have performed well. In the near term, the credit environment will likely remain challenging. Intense credit research will continue to underpin every decision we make.

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. Of course, the managers' views are subject to change as market and other conditions warrant.

(1) Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

A LOOK AT PERFORMANCE

For the period ended May 31, 2002

Two indexes are used for comparison. The Lehman Brothers Government/Credit Bond Index, Index 1, an unmanaged index that measures the performance of U.S. government bonds, U.S. corporate bonds, and Yankee bonds. Also shown on page 7 is the Lehman Brothers Credit Bond Index, Index 2, an unmanaged index of U.S. corporate bonds and Yankee bonds. In the future, the Adviser will compare the Fund's performance only to Index 1, since it more closely represents the Fund's investment strategy.

It is not possible to invest in an index.

                           Class A     Class B    Class C    Class I(1)  Index 1

Inception date             11-9-73    11-23-93    10-1-98      9-4-01        --
--------------------------------------------------------------------------------
Average annual returns with maximum sales charge (POP)
--------------------------------------------------------------------------------
One year                     1.34%       0.37%      3.31%         --      7.85%

Five years                   5.54%       5.47%        --          --      7.55%

Ten years                    6.69%         --         --          --      7.42%

Since inception                --        5.76%      3.75%       3.04%(2)    --

--------------------------------------------------------------------------------
Cumulative total returns with maximum sales charge (POP)
--------------------------------------------------------------------------------
One year                     1.34%       0.37%      3.31%         --      7.85%

Five years                  30.97%      30.54%        --          --     43.91%

Ten years                   91.04%         --         --          --    104.57%

Since inception                --       61.07%     14.44%       3.04%       --

--------------------------------------------------------------------------------
SEC 30-day yield as of May 31, 2002
--------------------------------------------------------------------------------
                             4.87%       4.40%      4.36%       5.63%       --

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.5% and Class C shares of 1%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost. Index figures do not reflect sales charges and would be lower if they did.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(1) For certain types of investors as described in the Fund's prospectus for Class I shares.

(2)  Not annualized.

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the Lehman Brothers Government/Credit Bond Index and the Lehman Brothers Credit Bond Index.

--------------------------------------------------------------------------------
Line chart with the heading "GROWTH OF $10,000." Within the chart are four lines. The first line represents Index 2 and is equal to $20,510 as of May 31, 2002. The second line represents Index 1 and is equal to $20,457 as of May 31, 2002. The third line represents the value of the hypothetical $10,000 investment made in the John Hancock Bond Fund, before sales charge, and is equal to $19,994 as of May 31, 2002. The fourth bar represents the same hypothetical $10,000 investment made in the John Hancock Bond Fund, after sales charge, and is equal to $19,100 as of May 31, 2002.
--------------------------------------------------------------------------------

Assuming all distributions were reinvested for the period indicated, the chart above shows the value of a $10,000 investment in the Fund's Class B, Class C and Class I shares, respectively, as of May 31, 2002. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

(1)  No contingent deferred sales charge applicable.

(2) For certain types of investors as described in the Fund's prospectus for Class I shares.

FINANCIAL STATEMENTS

FUND'S INVESTMENTS

Securities owned by the Fund on May 31, 2002

This schedule is divided into three main categories: bonds, preferred stocks and warrants, and short-term investments. The bonds are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.

ISSUER, DESCRIPTION,                                     INTEREST    CREDIT    PAR VALUE
MATURITY DATE                                            RATE        RATING*   (000s OMITTED)          VALUE
------------------------------------------------------------------------------------------------------------
BONDS 92.21%                                                                                  $1,312,227,764
------------------------------------------------------------------------------------------------------------
(Cost $1,294,296,530)

Aerospace 1.23%                                                                                  $17,458,884
Jet Equipment Trust,
  Equipment Trust Cert Ser 95B2 08-15-14 (R)              10.910%      BB-        $5,800           5,339,712
Lockheed Martin Corp.,
  Bond 12-01-29                                            8.500       BBB         5,595           6,663,701
Systems 2001 Asset Trust LLC,
  Pass Thru Cert Ser 2001 Class B 12-15-11 (R)             7.156       A           5,189           5,455,471

Agricultural Operations 0.22%                                                                      3,194,356
Cargill, Inc.,
  Note 05-01-06 (R)                                        6.250       A+          3,050           3,194,356

Automobiles/Trucks 0.89%                                                                          12,717,240
Delphi Automotive Systems Corp.,
  Note 06-15-06                                            6.550       BBB         2,450           2,531,609
ERAC USA Finance Co.,
  Note 02-15-05 (R)                                        6.625       BBB+        1,440           1,479,845
  Note 06-15-08 (R)                                        7.350       BBB+        2,600           2,778,784
  Note 12-15-09 (R)                                        7.950       BBB+        2,675           2,804,925
Hertz Corp.,
  Sr Note 06-01-12                                         7.625       BBB         3,105           3,122,077


See notes to
financial statements.

ISSUER, DESCRIPTION,                                     INTEREST    CREDIT    PAR VALUE
MATURITY DATE                                            RATE        RATING*   (000s OMITTED)          VALUE
Banks -- Foreign 3.73%                                                                           $53,128,076
Abbey National First Capital, B.V.,
  Sub Note (United Kingdom) 10-15-04                       8.200%      AA-       $10,000          10,933,000
African Development Bank,
  Sub Note (Supra National) 12-15-03                       9.750       AA-         8,000           8,754,640
Barclays Bank Plc,
  Perpetual Bond (7.375% to 12-15-11 then variable)
  (United Kingdom) 06-29-49 (R)                            7.375       A+          5,020           5,332,294
International Bank for Reconstruction & Development,
  Deb (Supra National) 09-01-16                            8.250       AAA         5,000           6,023,850
Royal Bank of Scotland Group Plc,
  Bond (United Kingdom) 03-31-49                           8.817       A-          3,130           3,426,192
  Perpetual Bond (7.648% to 09-30-31 then variable)
  (United Kingdom) 08-31-49 (R)                            7.648       A-          3,505           3,649,581
Scotland International Finance No. 2, B.V.,
  Gtd Sub Note (Netherlands) 11-01-06 (R)                  8.850       AA-        10,335          11,768,775
Skandinaviska Enskilda Banken AB,
  Perpetual Bond (6.50% to 6-04-03 then variable)
  (Sweden) 12-29-49 (R)                                    6.500       BBB         3,150           3,239,744

Banks -- United States 2.39%                                                                      33,965,135
Bank of New York,
  Cap Security 12-01-02 (R)                                7.780       A-          5,750           5,973,042
Capital One Bank,
  Sr Note 02-01-06                                         6.875       BBB-        3,250           3,275,090
Colonial Bank,
  Sub Note 06-01-11                                        9.375       BBB-        1,180           1,272,323
MBNA Corp.,
  Sr Note Ser F 03-15-12                                   7.500       BBB         2,785           2,903,362
RBSG Capital Corp.,
  Gtd Cap Note 03-01-04                                   10.125       A          10,605          11,668,363
UBS Preferred Funding Trust I,
  Perpetual Bond (8.622% to 10-01-10 then variable)
  10-01-49                                                 8.622       AA-         4,500           5,102,955
Zions Financial Corp.,
  Gtd Note (6.95% to 05-15-06 then variable)
  05-15-11                                                 6.950       BBB-        3,770           3,770,000

Beverages 0.05%                                                                                      707,200
Constellation Brands, Inc.,
  Gtd Sr Sub Note Ser B 01-15-12                           8.125       B+            680             707,200

Broker Services 0.54%                                                                              7,654,339
Morgan Stanley Dean Witter & Co.,
  Note 04-01-12                                            6.600       AA-         4,985           5,063,564
Salomon Smith Barney Holdings, Inc.,
  Note 03-15-06                                            5.875       AA-         2,500           2,590,775

Building 0.41%                                                                                     5,766,814
CRH America, Inc.,
  Note 03-15-12                                            6.950       BBB+        3,640           3,775,044
Vulcan Materials Co.,
  Note 02-01-06                                            6.400       A+          1,920           1,991,770


                                                           See notes to
                                                           financial statements.

ISSUER, DESCRIPTION,                                     INTEREST    CREDIT    PAR VALUE
MATURITY DATE                                            RATE        RATING*   (000s OMITTED)          VALUE
Business Services -- Misc. 0.39%                                                                  $5,478,488
Cendant Corp.,
  Note 08-15-06                                            6.875%       BBB       $5,535           5,478,488

Chemicals 1.10%                                                                                   15,622,135
Akzo Nobel, Inc.,
  Bond 11-15-03 (R)                                        6.000        A-         2,860           2,941,510
Eastman Chemical Co.,
  Note 04-15-12                                            7.000        BBB        2,770           2,877,199
Equistar Chemicals L.P./Equistar Funding Corp.,
  Sr Note 02-15-04                                         8.500        BB+        2,785           2,729,913
Nova Chemicals Corp.,
  Sr Note (Canada) 05-15-06                                7.000        BBB-       2,260           2,226,394
Potash Corp. of Saskatchewan, Inc.,
  Note (Canada) 05-31-11                                   7.750        BBB+       4,485           4,847,119

Electronics 0.37%                                                                                  5,206,933
HQI Transelect Chile SA,
  Sr Note (Chile) 04-15-11                                 7.875        A-         4,075           4,335,433
UCAR Finance, Inc.,
  Gtd Sr Note 02-15-12 (R)                                10.250        B            830             871,500

Energy 0.57%                                                                                       8,087,166
MidAmerican Energy Holdings,
  Sr Bond 09-15-28                                         8.480        BBB-       4,275           4,614,606
P&L Coal Holdings Corp.,
  Gtd Sr Sub Note Ser B 05-15-08                           9.625        B+         3,276           3,472,560

Finance 5.74%                                                                                     81,723,368
CIT Group, Inc.,
  Sr Note 04-02-12                                         7.750        BBB+       4,160           4,246,611
Conseco Finance Securitizations Corp.,
  Pass Thru Ctf Ser 2002-A Class A-3 04-15-32              5.330        AAA        7,065           7,166,559
Ford Motor Credit Co.,
  Note 07-16-04                                            6.700        BBB+       2,725           2,810,470
  Note 02-01-06                                            6.875        BBB+       3,650           3,757,857
  Note 10-25-11                                            7.250        BBB+       2,800           2,868,180
General Motors Acceptance Corp.,
  Note 07-15-05                                            7.500        BBB+       4,025           4,270,042
  Note 03-02-11                                            7.250        BBB+       2,730           2,859,511
HSBC Holding Plc,
  Sub Note (United Kingdom) 07-15-09                       7.500        A          4,890           5,330,638
Humpuss Funding Corp.,
  Gtd Note 12-15-09 (R)                                    7.720        B3         1,718           1,236,838
ING Capital Funding Trust III,
  Perpetual Bond (8.439% to 12-31-10 then variable)
  12-31-49                                                 8.439        A          4,355           4,848,726
MBNA Master Credit Card Trust II,
  Pass Thru Ctf Ser 2000-A Class A 07-16-07                7.350        AAA        7,040           7,589,965
Midland Funding Corp. II,
  Deb Ser A 07-23-05                                      11.750        BB+        8,050           8,533,000
  Deb Ser B 07-23-06                                      13.250        BB+        1,900           2,128,000


See notes to
financial statements.

ISSUER, DESCRIPTION,                                     INTEREST    CREDIT    PAR VALUE
MATURITY DATE                                            RATE        RATING*   (000s OMITTED)          VALUE
Finance (continued)
Pemex Project Funding Master Trust,
  Gtd Note 10-13-10                                        9.125%       BB+       $5,580          $6,135,601
Standard Credit Card Master Trust,
  Pass Thru Ctf Ser 1995-1 Class A 01-07-07                8.250        AAA        9,970          10,982,553
Tiers-MIR-2001-14,
  Coll Trust 06-15-04 (R)                                  7.200        BBB-       5,200           4,316,000
Yanacocha Receivables Master Trust,
  Pass Thru Ctf Ser 1997-A 06-15-04 (R)                    8.400        BBB-       2,617           2,642,817

Food 1.20%                                                                                        17,037,567
ConAgra Foods, Inc.,
  Sub Note 09-15-04                                        7.400        BBB        2,845           3,027,023
Delhaize America, Inc.,
  Gtd Note 04-15-11                                        8.125        BBB-       3,835           4,156,105
Earthgrains Co. (The),
  Sr Note 08-01-03                                         8.375        A+         4,085           4,301,628
General Mills, Inc.,
  Note 02-15-07                                            5.125        BBB+       5,575           5,552,811

Government -- Foreign 1.75%                                                                       24,886,233
Brazil, Federative Republic of,
  Bond (Brazil) 04-15-14                                   8.000        BB-        3,386           2,539,783
  Note (Brazil) 04-15-10                                  12.000        BB-        2,790           2,462,175
Nova Scotia, Province of,
  Deb (Canada) 04-01-22                                    8.750        A-         7,500           9,517,050
Quebec, Province of,
  Deb (Canada) 09-15-29                                    7.500        A+         3,215           3,631,825
Saskatchewan, Province of,
  Deb (Canada) 12-15-20                                    9.375        A+         5,000           6,735,400

Government -- United States 15.28%                                                               217,501,965
United States Treasury,
  Bond 08-15-17                                            8.875        AAA       25,342          33,716,517
  Bond 05-15-18                                            9.125        AAA       17,990          24,528,825
  Bond 08-15-25                                            6.875        AAA       12,700          14,445,742
  Bond 02-15-31                                            5.375        AAA       38,285          36,980,630
  Inflation Indexed Bond 04-15-29                          3.875        AAA       10,331          11,438,110
  Inflation Indexed Note 01-15-07                          3.375        AAA       29,556          30,761,613
  Inflation Indexed Note 01-15-10                          4.250        AAA       25,342          27,507,270
  Note 02-15-05                                            7.500        AAA        5,450           6,000,941
  Note 07-15-06                                            7.000        AAA       21,470          23,777,166
  Note 05-15-08                                            5.625        AAA        5,520           5,817,970
  Note 02-15-12                                            4.875        AAA        2,560           2,527,181


                                                           See notes to
                                                           financial statements.

ISSUER, DESCRIPTION,                                     INTEREST    CREDIT    PAR VALUE
MATURITY DATE                                            RATE        RATING*   (000s OMITTED)          VALUE
Government -- U.S. Agencies 15.60%                                                              $221,953,786
Federal Home Loan Mortgage Corp.,
  30 Yr Pass Thru Ctf 01-01-16                            11.250%      AAA          $275             314,398
Federal National Mortgage Assn.,
  15 Yr Pass Thru Ctf 12-01-14                             5.500       AAA         8,042           8,087,616
  15 Yr Pass Thru Ctf 06-01-16**                           6.000       AAA         4,850           4,927,309
  15 Yr Pass Thru Ctf 12-01-12                             6.500       AAA         4,741           4,931,356
  15 Yr Pass Thru Ctf 09-01-10 to 05-01-17                 7.000       AAA         6,054           6,353,674
  15 Yr Pass Thru Ctf 02-01-08                             7.500       AAA           559             595,232
  30 Yr Pass Thru Ctf 06-16-29**                           6.000       AAA        16,775          16,633,419
  30 Yr Pass Thru Ctf 11-01-28 to 06-15-32**               6.500       AAA        21,050          21,379,633
  30 Yr Pass Thru Ctf 10-01-23 to 06-01-29**               7.000       AAA         6,395           6,625,002
  30 Yr Pass Thru Ctf 06-01-30 to 02-01-31                 7.500       AAA         6,968           7,293,693
  Note 01-15-30                                            7.125       AAA         9,490          10,502,393
  Pass Thru Ctf Ser 1997-M8 Class A-1 01-25-22             6.940       AAA         2,759           2,877,696
Financing Corp.,
  Bond 02-08-18                                            9.400       AAA         7,000           9,318,820
Government National Mortgage Assn.,
  30 Yr Pass Thru Ctf 09-15-28 to 09-15-31                 6.500       AAA        33,531          34,190,308
  30 Yr Pass Thru Ctf 06-01-28 to 03-15-32**               7.000       AAA        59,983          61,147,671
  30 Yr Pass Thru Ctf 08-15-29 to 02-15-32                 7.500       AAA        19,553          20,562,046
  30 Yr Pass Thru Ctf 11-15-22                             8.000       AAA           788             848,700
  30 Yr Pass Thru Ctf 07-15-16 to 01-15-25                 9.000       AAA         3,433           3,774,916
  30 Yr Pass Thru Ctf 11-15-19 to 05-15-21                 9.500       AAA         1,034           1,138,804
  30 Yr Pass Thru Ctf 06-15-20 to 03-15-25                10.000       AAA           331             373,254
  30 Yr Pass Thru Ctf 01-15-16                            10.500       AAA            52              59,592
  30 Yr Pass Thru Ctf 01-15-16                            11.000       AAA            16              18,254

Insurance 1.95%                                                                                   27,707,228
AXA,
  Sub Note (France) 12-15-30                               8.600       A-          4,080           4,666,296
Equitable Life Assurance Society of the United States,
  Surplus Note 12-01-05 (R)                                6.950       A+          3,700           3,882,410
Massachusetts Mutual Life Insurance Co.,
  Surplus Note 11-15-23 (R)                                7.625       AA          3,970           4,168,290
MONY Group, Inc. (The),
  Sr Note 12-15-05                                         7.450       A-          3,940           4,205,714
Sun Canada Financial Co.,
  Gtd Sub Note 12-15-07 (R)                                6.625       AA-         7,250           7,400,496
URC Holdings Corp.,
  Sr Note 06-30-06 (R)                                     7.875       AA+         3,110           3,384,022

Leisure 1.15%                                                                                     16,339,720
Harrah's Operating Co., Inc.,
  Gtd Note 06-01-07                                        7.125       BBB-        3,900           4,049,370
  Gtd Sr Sub Note 12-15-05                                 7.875       BB+         2,055           2,121,787
HMH Properties, Inc.,
  Gtd Sr Sec Note Ser A 08-01-05                           7.875       BB-         2,790           2,734,200
Starwood Hotels & Resorts Worldwide, Inc.,
  Note 05-01-07 (R)                                        7.375       BBB-        5,535           5,631,863


See notes to
financial statements.

ISSUER, DESCRIPTION,                                     INTEREST    CREDIT    PAR VALUE
MATURITY DATE                                            RATE        RATING*   (000s OMITTED)          VALUE
Leisure (continued)
Waterford Gaming LLC/Waterford Gaming
  Finance Corp.,
  Sr Note 03-15-10 (R)                                     9.500%      B+         $1,750          $1,802,500

Machinery 0.20%                                                                                    2,856,151
Bombardier, Inc.,
  Note (Canada) 05-01-12 (R)                               6.750       BBB+        2,790           2,856,151

Media 5.46%                                                                                       77,739,562
AOL Time Warner, Inc.,
  Bond 04-15-31                                            7.625       BBB+        5,565           5,349,022
  Bond 05-01-32                                            7.700       BBB+        2,765           2,689,073
British Sky Broadcasting Group Plc,
  Gtd Sr Note (United Kingdom) 07-15-09                    8.200       BB+         5,690           5,827,584
Charter Communications Holdings LLC/Charter
  Communications Capital Corp.,
  Sr Note 01-15-11                                        11.125       B+          1,055             975,875
  Sr Note 05-15-11                                        10.000       B+          1,875           1,781,250
  Sr Note 05-15-11 (R)                                    10.000       B+          1,375           1,223,750
Clear Channel Communications, Inc.,
  Sr Note 06-15-05                                         7.875       BBB-        5,170           5,461,071
Continental Cablevision, Inc.,
  Sr Note 05-15-06                                         8.300       BBB+        5,120           5,241,549
Cox Communications, Inc.,
  Note 08-15-04                                            7.500       BBB         4,155           4,306,616
CSC Holdings, Inc.,
  Sr Note Ser B 04-01-11                                   7.625       BB+         2,790           2,581,754
  Sr Sub Deb 05-15-16                                     10.500       BB-         1,880           1,898,800
EchoStar DBS Corp.,
  Sr Note 02-01-09                                         9.375       B+          2,655           2,694,825
Garden State Newspapers, Inc.,
  Sr Sub Note 07-01-11                                     8.625       B+          2,485           2,509,850
Grupo Televisa S.A.,
  Bond (Mexico) 03-11-32 (R)                               8.500       BBB-        1,125           1,085,625
  Note (Mexico) 09-13-11                                   8.000       BBB-        1,715           1,732,150
Lenfest Communications, Inc.,
  Sr Note 11-01-05                                         8.375       BBB         2,685           2,818,820
Mediacom LLC/Mediacom Capital Corp.,
  Sr Note 01-15-13                                         9.500       B+            810             781,650
  Sr Note Ser B 04-15-08                                   8.500       B+          2,300           2,185,000
News America Holdings, Inc.,
  Gtd Sr Deb 08-10-18                                      8.250       BBB-        1,805           1,876,081
News America, Inc.,
  Gtd Sr Note 04-30-28                                     7.300       BBB-        2,575           2,375,000
Rogers Cablesystems, Ltd.,
  Sr Note Ser B (Canada) 03-15-05                         10.000       BBB-        4,880           5,246,000
TCI Communications, Inc.,
  Sr Deb 02-01-12                                          9.800       BBB+        1,905           2,076,471
  Sr Deb 02-15-26                                          7.875       BBB+        2,830           2,553,849
Time Warner, Inc.,
  Deb 01-15-13                                             9.125       BBB+        3,420           3,808,786


                                                           See notes to
                                                           financial statements.

ISSUER, DESCRIPTION,                                     INTEREST    CREDIT    PAR VALUE
MATURITY DATE                                            RATE        RATING*   (000s OMITTED)          VALUE
Media (continued)
Univision Communications, Inc.,
  Gtd Sr Note 07-15-11                                     7.850%      BB+        $4,145          $4,279,634
Viacom, Inc.,
  Gtd Sr Note 01-30-06                                     6.400       A-          4,185           4,379,477

Medical 1.60%                                                                                     22,756,610
Dynacare, Inc.,
  Sr Note (Canada) 01-15-06                               10.750       B+          3,465           3,586,275
Fresenius Medical Care Capital Trust II,
  Gtd Trust Preferred Security 02-01-08                    7.875       B+          3,480           3,401,700
HCA -- The Healthcare Co.,
  Sr Note 06-01-06                                         7.125       BBB-        3,930           4,071,559
  Sr Note 09-01-10                                         8.750       BBB-        1,845           2,067,673
HealthSouth Corp.,
  Note 06-01-12 (R)                                        7.625       BBB-        2,770           2,763,075
  Sr Note 02-01-08                                         8.500       BBB-        2,360           2,472,100
Quest Diagnostics, Inc.,
  Gtd Sr Note 07-12-06                                     6.750       BBB-        2,820           2,913,878
Triad Hospitals, Inc.,
  Gtd Sr Note Ser B 05-01-09                               8.750       B-          1,390           1,480,350

Metal 0.20%                                                                                        2,868,996
Newmont Mining Corp.,
  Note 05-15-11                                            8.625       BBB         2,600           2,868,996

Mortgage Banking 6.92%                                                                            98,507,355
Asset Securitization Corp.,
  Pass Thru Ctf Ser 1997-D4 Class A-1B 04-14-29            7.400       AAA         7,085           7,484,824
Commercial Mortgage Acceptance Corp.,
  Pass Thru Ctf Ser 1999-C1 Class A-1 06-15-31             6.790       Aaa         4,828           5,097,762
ContiMortgage Home Equity Loan Trust,
  Pass Thru Ctf Ser 1995-2 Class A-5 08-15-25              8.100       AAA         2,488           2,491,467
Credit Suisse First Boston Mortgage Securities Corp.
  Commercial Mtg Pass Thru Ctf Ser 1998-C1
  Class A-1A 05-17-04                                      6.260       AAA         7,829           8,153,582
Deutsche Mortgage & Asset Receiving Corp.,
  Commercial Mtg Pass Thru Ctf Ser 1998-C1
  Class C 06-15-31                                         6.861       A2          3,585           3,750,936
DLJ Commercial Mortgage Corp.,
  Commercial Mtg Pass Thru Ctf Ser 1998-CF2
  Class A-1A 11-12-31                                      5.880       Aaa         6,759           6,965,279
First Union National Bank-Chase Manhattan Bank
  Commercial Mortgage Trust,
  Commercial Mtg Pass Thru Ctf Ser 1999-C2
  Class A-1 06-15-31                                       6.360       Aaa         4,888           5,095,848
GMAC Commercial Mortgage Securities, Inc.,
  Pass Thru Ctf Ser 1998-C1 Class A-1 05-15-30             6.411       Aaa        10,587          11,033,900
LB Commercial Conduit Mortgage Trust,
  Pass Thru Ctf Ser 1999-C1 Class A-1 08-15-07             6.410       Aaa         5,237           5,481,249
Morgan (J.P.) Commercial Mortgage Finance Corp.,
  Mtg Pass Thru Ctf Ser 1997-C5 Class A-2 09-15-29         7.069       AAA         3,353           3,540,067


See notes to
financial statements.

ISSUER, DESCRIPTION,                                     INTEREST    CREDIT    PAR VALUE
MATURITY DATE                                            RATE        RATING*   (000s OMITTED)          VALUE
Mortgage Banking (continued)
Morgan Stanley Capital I, Inc.,
  Pass Thru Ctf Ser 1999-CAM1 Class A-3 11-15-08           6.920%      AAA       $12,480         $13,323,997
Morgan Stanley Dean Witter Capital I Trust,
  Pass Thru Ctf Ser 2001-IQA Class A-1 12-18-32            4.570       Aaa        12,339          12,379,369
  Commercial Mtg Pass Thru Ctf Ser 2001-PPM
  Class A-1 02-01-31                                       5.980       AAA         6,790           7,051,269
UCFC Home Equity Loan Trust,
  Pass Thru Ctf Ser 1996-D1 Class A-6 02-15-25             7.180       AAA         6,436           6,657,806

Oil & Gas 3.83%                                                                                   54,459,572
Alberta Energy Co., Ltd.,
  Note (Canada) 09-15-30                                   8.125       A-          2,850           3,213,261
  Note (Canada) 11-01-31                                   7.375       A-          2,890           3,000,051
Anadarko Finance Co.,
  Gtd Note Ser B (Canada) 05-01-11                         6.750       BBB+        2,780           2,897,316
Apache Finance Canada Corp.,
  Gtd Sr Note (Canada) 12-15-29                            7.750       A-          2,890           3,251,163
Colonial Pipeline Co.,
  Sr Note 04-15-32 (R)                                     7.630       A           4,150           4,265,744
Forest Oil Corp.,
  Sr Note 06-15-08                                         8.000       BB          1,695           1,703,475
Louis Dreyfus Natural Gas Corp.,
  Note 12-01-07                                            6.875       BBB+        2,685           2,824,164
Marathon Oil Corp.,
  Sr Note 03-15-32                                         6.800       BBB+        3,340           3,247,716
Occidental Petroleum Corp.,
  Sr Deb 09-15-09                                         10.125       BBB         1,080           1,324,588
  Sr Note 01-15-07                                         5.875       BBB         2,815           2,875,860
Ocean Energy, Inc.,
  Gtd Sr Sub Note Ser B 07-15-07                           8.875       BB+         2,220           2,329,046
Petrobras International Finance Co., Ltd.,
  Sr Note (Brazil) 02-01-07 (R)                            9.125       Baa1        4,175           4,039,312
Petroleum Geo-Services ASA,
  Sr Note (Norway) 03-30-28                                7.125       BBB-        1,425             948,907
Petronas Capital, Ltd.,
  Gtd Note (Malaysia) 05-22-12 (R)                         7.000       BBB         2,470           2,499,887
Santa Fe Energy Resources,
  Sr Sub Note 06-15-07                                     8.750       BBB-        2,575           2,697,570
Tosco Corp.,
  Note 02-15-30                                            8.125       BBB+        5,550           6,521,583
Valero Energy Corp.,
  Note 06-15-05                                            8.375       BBB         1,690           1,850,668
  Note 03-15-06                                            7.375       BBB         3,110           3,299,586
XTO Energy, Inc.,
  Sr Note 04-15-12                                         7.500       BB          1,645           1,669,675

Paper & Paper Products 1.59%                                                                      22,675,221
Bowater Canada Finance Corp.,
  Gtd Note (Canada) 11-15-11                               7.950       BBB         2,790           2,877,690


                                                           See notes to
                                                           financial statements.

ISSUER, DESCRIPTION,                                     INTEREST    CREDIT    PAR VALUE
MATURITY DATE                                            RATE        RATING*   (000s OMITTED)          VALUE
Paper & Paper Products (continued)
International Paper Co.,
  Sr Note 07-08-05                                         8.125%      BBB        $4,165          $4,464,297
Stone Container Corp.,
  Sr Note 02-01-11                                         9.750       B           2,265           2,446,200
Stora Enso Oyj,
  Sr Note (Finland) 05-15-11                               7.375       BBB+        4,255           4,521,491
Weyerhaeuser Co.,
  Note 08-01-06                                            6.000       BBB         4,135           4,178,418
  Note 03-15-12 (R)                                        6.750       BBB         4,085           4,187,125

Real Estate Investment Trusts 1.92%                                                               27,305,612
American Health Properties, Inc.,
  Note 01-15-07                                            7.500       BBB+        2,350           2,426,375
Cabot Industrial Properties, L.P.,
  Note 05-01-04                                            7.125       BBB         3,455           3,542,135
Camden Property Trust,
  Sr Note 04-15-04                                         7.000       BBB         3,800           3,963,704
Healthcare Realty Trust, Inc.,
  Sr Note 05-01-11                                         8.125       BBB-        2,600           2,712,996
Liberty Property, L.P.,
  Med Term Note 06-05-02                                   6.600       BBB         3,030           3,030,273
ProLogis Trust,
  Sr Note 04-15-04                                         6.700       BBB+        3,555           3,666,449
Socgen Real Estate Co., LLC,
  Perpetual Bond Ser A (7.64% to 09-30-07
  then variable) 12-29-49 (R)                              7.640       A           7,520           7,963,680

Real Estate Operations 0.11%                                                                       1,635,837
EOP Operating, L.P.,
  Sr Note 02-15-05                                         6.625       BBB+        1,580           1,635,837

Retail 0.57%                                                                                       8,173,416
Kroger Co.,
  Gtd Sr Note 04-01-11                                     6.800       BBB-        4,540           4,725,822
SUPERVALU, Inc.,
  Note 09-15-04                                            7.625       BBB         3,270           3,447,594

Telecommunications 3.89%                                                                          55,407,998
AT&T Corp.,
  Note 03-15-09                                            6.000       BBB+        2,720           2,340,258
  Note 03-15-29                                            6.500       BBB+        2,720           1,975,454
AT&T Wireless Services, Inc.,
  Note 05-01-12                                            8.125       BBB         2,730           2,661,532
  Sr Note 03-01-31                                         8.750       BBB         5,525           5,292,508
Cingular Wireless,
  Bond 12-15-31 (R)                                        7.125       A+          2,725           2,597,851
Citizens Communications Co.,
  Note 05-15-06                                            8.500       BBB         2,200           2,280,036
Deutsche Telekom International Finance B.V.,
  Gtd Bond (Netherlands) 06-15-05                          7.750       BBB+        2,325           2,419,976
Dominion Resources, Inc.,
  Sr Note Ser A 06-15-10                                   8.125       BBB+        4,255           4,710,923


See notes to
financial statements.

ISSUER, DESCRIPTION,                                     INTEREST    CREDIT    PAR VALUE
MATURITY DATE                                            RATE        RATING*   (000s OMITTED)          VALUE
Telecommunications (continued)
LCI International, Inc.,
  Sr Note 06-15-07                                         7.250%      BB+        $3,160          $2,449,000
PanAmSat Corp.,
  Gtd Sr Note 02-01-12 (R)                                 8.500       B           1,370           1,373,425
Qwest Capital Funding, Inc.,
  Gtd Note 02-15-11                                        7.250       BB          4,990           3,767,450
Sprint Capital Corp.,
  Bond 03-15-32 (R)                                        8.750       BBB+        2,785           2,652,490
  Gtd Note 01-30-06                                        7.125       BBB+        5,470           5,269,142
Telefonos de Mexico S.A. de C.V.,
  Sr Note (Mexico) 01-26-06                                8.250       BBB-        5,590           5,911,425
Telus Corp.,
  Note (Canada) 06-01-11                                   8.000       BBB+        4,185           4,005,547
Verizon New York, Inc.,
  Sr Deb Ser B 04-01-32                                    7.375       A+          2,720           2,744,181
VoiceStream Wireless Corp.,
  Sr Note 09-15-09                                        11.500       A-          2,640           2,956,800

Textile 0.18%                                                                                      2,605,194
Mohawk Industries, Inc.,
  Note 04-15-12 (R)                                        7.200       BBB         2,495           2,605,194

Transportation 2.29%                                                                              32,541,098
Burlington Northern Santa Fe Corp.,
  Deb 08-15-30                                             7.950       BBB+        5,545           6,251,987
Continental Airlines, Inc.,
  Pass Thru Ctf Ser 1999-1A 02-02-19                       6.545       AA          5,097           4,875,327
CSX Corp.,
  Sr Note 03-15-12                                         6.300       BBB         3,335           3,342,937
Delta Air Lines, Inc.,
  Note 12-15-05                                            7.700       BB            235             222,075
Northwest Airlines, Inc.,
  Pass Thru Ctf Ser 1996-1C 01-02-05                      10.150       BB          1,276           1,167,633
  Pass Thru Ctf Ser 1996-1D 01-02-15                       8.970       BB+         3,202           2,945,542
NWA Trust,
  Sr Note Ser A 06-21-14                                   9.250       AA          4,664           4,652,971
Railcar Trust No. 1992-1,
  Pass Thru Ser 1992-1 Class A 06-01-04                    7.750       AAA         6,290           6,538,226
US Airways, Inc.,
  Pass Thru Ctf Ser 1990-A1 03-19-05                      11.200       B           3,855           2,544,400

Utilities 8.89%                                                                                  126,558,509
AES Corp.,
  Sr Note 06-01-09                                         9.500       BB-         1,700           1,300,500
  Sr Sub Note 07-15-06                                    10.250       B           3,570           2,356,200
AES Eastern Energy,
  Pass Thru Ctf Ser 1999-A 01-02-17                        9.000       BBB-        3,700           3,404,000
Allied Waste North America, Inc.,
  Gtd Sr Note Ser B 04-01-08                               8.875       BB-         1,615           1,651,337
Beaver Valley Funding Corp.,
  Sec Lease Oblig Bond 06-01-17                            9.000       BBB-        3,960           4,164,415


                                                           See notes to
                                                           financial statements.

ISSUER, DESCRIPTION,                                     INTEREST    CREDIT    PAR VALUE
MATURITY DATE                                            RATE        RATING*   (000s OMITTED)          VALUE
Utilities (continued)
BVPS II Funding Corp.,
  Collateralized Lease Bond 06-01-17                       8.890%      BBB-       $6,600          $7,045,632
Calpine Canada Energy Finance ULC,
  Gtd Sr Note (Canada) 05-01-08                            8.500       B+          2,110           1,740,750
Cleveland Electric Illuminating Co.,
  1st Mtg Ser B 05-15-05                                   9.500       BBB        10,220          10,220,000
CMS Energy Corp.,
  Sr Note Ser B 01-15-04                                   6.750       BB          3,595           3,451,200
EIP Funding-PNM,
  Sec Fac Bond 10-01-12                                   10.250       BBB-        8,017           8,417,850
El Paso Corp.,
  Sr Note 01-15-32                                         7.750       BBB         4,080           3,844,584
GG1B Funding Corp.,
  Deb 01-15-11                                             7.430       BBB-        2,946           2,975,793
Hydro-Quebec,
  Gtd Deb Ser FU (Canada) 02-01-12                        11.750       A+          5,000           6,998,500
  Gtd Deb Ser IF (Canada) 02-01-03                         7.375       A+          7,185           7,412,333
Iberdrola International B.V.,
  Note 10-01-02                                            7.500       A+          8,000           8,112,480
  Sr Note (Netherlands) 06-01-03 (R)                       7.125       A+          8,629           8,907,717
Long Island Lighting Co.,
  Deb 03-15-23                                             8.200       A-          5,615           5,839,600
Monterrey Power S.A. de C.V.,
  Sr Sec Bond (Mexico) 11-15-09 (R)                        9.625       BBB-        1,191           1,286,346
Niagara Mohawk Power Corp.,
  Sec Fac Deb Bond 01-01-18                                8.770       Baa2        6,740           6,969,295
Northeast Utilities,
  Note Ser A 12-01-06                                      8.580       BBB           787             850,838
NRG Energy, Inc.,
  Sr Note 04-01-11                                         7.750       BBB-        4,245           3,866,473
Pinnacle Partners,
  Sr Note 08-15-04 (R)                                     8.830       BBB-        3,830           3,882,931
Pinnacle West Capital Corp.,
  Sr Note 04-01-06                                         6.400       BBB         3,810           3,888,296
PNPP II Funding Corp.,
  Deb 05-30-16                                             9.120       BBB-        4,120           4,475,432
PSEG Energy Holdings, Inc.,
  Sr Note 02-15-08                                         8.625       BBB-        2,685           2,709,058
Republic Services, Inc.,
  Sr Note 08-15-11                                         6.750       BBB         4,150           4,212,707
Waterford 3 Funding Corp.,
  Sec Lease Oblig Bond 01-02-17                            8.090       BBB-        6,525           6,574,242


See notes to
financial statements.

                                                                               NUMBER OF
                                                                               SHARES OR
ISSUER, DESCRIPTION                                                            WARRANTS                VALUE
------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS AND WARRANTS 1.35%                                                              $19,173,270
------------------------------------------------------------------------------------------------------------
(Cost $19,960,280)
California Federal Preferred Capital Corp., 9.125%,
  Ser A, Preferred Stock                                                         327,190          $8,670,535
CSC Holdings, Inc., 11.125%, Ser M, Preferred Stock                               77,653           6,988,770
CSC Holdings, Inc., 11.750%, Ser H, Preferred Stock                               33,520           3,083,840
MetroNet Communications Corp., Warrant (Canada) (R)***                             4,625             430,125

                                                                    INTEREST   PAR VALUE
                                                                    RATE       (000s OMITTED)          VALUE
------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS 10.34%                                                                   $147,165,000
------------------------------------------------------------------------------------------------------------
(Cost $147,165,000)

Joint Repurchase Agreement 10.34%
Investment in a joint repurchase agreement
  transaction with Barclays Capital, Inc. -- Dated
  5-31-02, due 6-03-02 (Secured by U.S. Treasury
  Inflation Indexed Note, 3.875% due 01-15-09)                          1.77%   $147,165         147,165,000
------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS 103.90%                                                                     $1,478,566,034
------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET (3.90%)                                                       ($55,551,438)
------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS 100.00%                                                                      $1,423,014,596
------------------------------------------------------------------------------------------------------------

     Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, the security is U.S.-dollar-denominated.

(R) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $143,915,203, or 10.11% of net assets as of May 31, 2002.

* Credit ratings are unaudited and are rated by Standard and Poor's where available, or Moody's Investor Services or John Hancock Advisers, LLC, where Standard and Poor's ratings are not available.

** A portion of these securities, having an aggregate value of $69,829,938 or 4.91% of the Fund's net assets, has been purchased as forward commitments -- that is, the Fund has agreed on trade date to take delivery of and to make payment for this security on a delayed basis subsequent to the date of this schedule. The purchase price and interest rate of these securities are fixed at trade date, although the Fund does not earn any interest on these securities until settlement date. The Fund has instructed its Custodian Bank to segregate assets with a current value at least equal to the amount of the forward commitments. Accordingly, the market value of $71,201,003 of United States Treasury Inflation Indexed Note, 3.375%, 01-15-07, United States Treasury Inflation Indexed Note, 4.250%, 01-15-10, United States Treasury Bond, 5.375%, 02-15-31, and United States Treasury Bond, 8.875%, 08-15-17 has been segregated to cover the forward commitments.

***  Non-income producing security.

     The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.


                                                           See notes to
                                                           financial statements.

FINANCIAL STATEMENTS

ASSETS AND LIABILITIES

May 31, 2002

This Statement of Assets and Liabilities is the Fund's balance sheet. It shows the value of what the Fund owns, is due and owes. You'll also find the net asset value and the maximum offering price per share.

--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments at value (cost $1,461,421,810)                       $1,478,566,034
Cash                                                                      2,644
Receivable for investments sold                                      24,055,742
Receivable for shares sold                                              525,735
Dividends and interest receivable                                    21,707,617
Other assets                                                            130,196
Total assets                                                      1,524,987,968

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payable for investments purchased                                   100,186,822
Payable for shares repurchased                                          286,707
Dividends payable                                                       184,498
Payable to affiliates                                                 1,050,687
Other payables and accrued expenses                                     264,658
Total liabilities                                                   101,973,372

--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Capital paid-in                                                   1,476,416,272
Accumulated net realized loss on investments                        (70,400,460)
Net unrealized appreciation of investments                           17,144,224
Distributions in excess of net investment income                       (145,440)
Net assets                                                       $1,423,014,596

--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------
Based on net asset values and shares outstanding
Class A ($1,143,696,949 / 77,767,873 shares)                             $14.71
Class B ($235,586,777 / 16,019,099 shares)                               $14.71
Class C ($43,721,041 / 2,972,921 shares)                                 $14.71
Class I ($9,829 / 668 shares)                                            $14.71

--------------------------------------------------------------------------------
MAXIMUM OFFERING PRICE PER SHARE
--------------------------------------------------------------------------------
Class A(1) ($14.71 / 95.5%)                                              $15.40
Class C ($14.71 / 99%)                                                   $14.86

(1) On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.


See notes to
financial statements.

                                                            FINANCIAL STATEMENTS

OPERATIONS

For the year ended May 31, 2002

This Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest (including securities lending income of $238,328)          $92,450,853
Dividend                                                              1,870,830

Total investment income                                              94,321,683
--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Investment management fee                                             7,120,006
Class A distribution and service fee                                  3,452,059
Class B distribution and service fee                                  2,366,897
Class C distribution and service fee                                    366,181
Class A, B and C transfer agent fee                                   3,557,616
Class I transfer agent fee                                                    4
Accounting and legal services fee                                       299,627
Custodian fee                                                           250,961
Registration and filing fee                                              91,575
Trustees' fee                                                            84,304
Miscellaneous                                                            52,929
Printing                                                                 47,447
Auditing fee                                                             41,000
Legal fee                                                                24,819

Total expenses                                                       17,755,425

Net investment income                                                76,566,258

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized loss on investments                                     (2,029,586)
Change in unrealized appreciation (depreciation)
  of investments                                                      6,556,254

Net realized and unrealized gain                                      4,526,668

Increase in net assets from operations                              $81,092,926


                                                           See notes to
                                                           financial statements.

FINANCIAL STATEMENTS

CHANGES IN NET ASSETS

This Statement of Changes in Net Assets shows how the value of the Fund's net assets has changed since the end of the previous period. The difference reflects earnings less expenses, any investment gains and losses, distributions paid to shareholders, if any, and any increase or decrease in money shareholders invested in the Fund.

                                               YEAR                         YEAR
                                               ENDED                       ENDED
                                               5-31-01                   5-31-02
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
--------------------------------------------------------------------------------
From operations
Net investment income                          $84,683,998          $76,566,258
Net realized gain (loss)                         5,032,003           (2,029,586)
Change in net unrealized
  appreciation (depreciation)                   65,332,336            6,556,254

Increase in net assets
  resulting from operations                    155,048,337           81,092,926

Distributions to shareholders
From net investment income
Class A                                        (71,799,469)         (66,846,281)
Class B                                        (11,680,442)         (12,081,364)
Class C                                         (1,204,086)          (1,858,217)
Class I(1)                                              --                 (465)
                                               (84,683,997)         (80,786,327)

From fund share transactions                    (5,151,356)          38,414,077

--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                          1,319,080,936        1,384,293,920

End of period(2)                            $1,384,293,920       $1,423,014,596

(1)  Class I began operations on 9-4-01.
(2) Includes distributions in excess of net investment income of $79,158 and $145,440, respectively.


See notes to
financial statements.

FINANCIAL HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                        5-31-98      5-31-99      5-31-00      5-31-01      5-31-02(1)
---------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period                $14.78       $15.25       $14.76       $13.93       $14.69
Net investment income(2)               1.05         0.97         0.96         0.92         0.82
Net realized and unrealized
  gain (loss) on investments           0.47        (0.49)       (0.83)        0.76         0.06
Total from investment
  operations                           1.52         0.48         0.13         1.68         0.88
Less distributions
From net investment income            (1.05)       (0.97)       (0.96)       (0.92)       (0.86)
Net asset value,
  end of period                      $15.25       $14.76       $13.93       $14.69       $14.71
Total return(3) (%)                   10.54         3.11         0.97        12.38         6.10

---------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------
Net assets, end of period
  (in millions)                      $1,328       $1,279       $1,098       $1,140       $1,144
Ratio of expenses
  to average net assets (%)            1.08         1.07         1.11         1.12         1.11
Ratio of net investment income
  to average net assets (%)            6.90         6.35         6.69         6.38         5.51
Portfolio turnover (%)                  198          228          162          235          189


                                                           See notes to
                                                           financial statements.

FINANCIAL HIGHLIGHTS

CLASS B SHARES

PERIOD ENDED                       5-31-98     5-31-99     5-31-00     5-31-01    5-31-02(1)
---------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period               $14.78      $15.25      $14.76      $13.93      $14.69
Net investment income(2)              0.95        0.86        0.86        0.83        0.72
Net realized and unrealized
  gain (loss) on investments          0.47       (0.49)      (0.83)       0.76        0.06
Total from investment
  operations                          1.42        0.37        0.03        1.59        0.78
Less distributions
From net investment income           (0.95)      (0.86)      (0.86)      (0.83)      (0.76)
Net asset value,
  end of period                     $15.25      $14.76      $13.93      $14.69      $14.71
Total return(3) (%)                   9.78        2.39        0.27       11.64        5.37

---------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------
Net assets, end of period
  (in millions)                       $166        $239        $197        $218        $236
Ratio of expenses
  to average net assets (%)           1.78        1.77        1.81        1.78        1.81
Ratio of net investment income
  to average net assets (%)           6.18        5.65        6.00        5.71        4.81
Portfolio turnover (%)                 198         228         162         235         189


See notes to
financial statements.

FINANCIAL HIGHLIGHTS

CLASS C SHARES

PERIOD ENDED                      5-31-99(4)    5-31-00    5-31-01    5-31-02(1)
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
Net asset value,
  beginning of period              $15.61        $14.76     $13.93     $14.69
Net investment income(2)             0.55          0.85       0.82       0.72
Net realized and unrealized
  gain (loss) on investments        (0.85)        (0.83)      0.76       0.06
Total from investment
  operations                        (0.30)         0.02       1.58       0.78
Less distributions
From net investment income          (0.55)        (0.85)     (0.82)     (0.76)
Net asset value,
  end of period                    $14.76        $13.93     $14.69     $14.71
Total return(3) (%)                  1.95(5)       0.28      11.60       5.36

--------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period
  (in millions)                       $21           $24        $26        $44
Ratio of expenses
  to average net assets (%)          1.77(6)       1.80       1.82       1.81
Ratio of net investment income
  to average net assets (%)          5.65(6)       6.01       5.66       4.81
Portfolio turnover (%)                228           162        235        189


                                                           See notes to
                                                           financial statements.

FINANCIAL HIGHLIGHTS

CLASS I SHARES

PERIOD ENDED                                                        5-31-02(1,4)
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
Net asset value,
  beginning of period                                                $14.96
Net investment income(2)                                               0.66
Net realized and unrealized
  loss on investments                                                 (0.21)

Total from investment
  operations                                                           0.45

Less distributions
From net investment income                                            (0.70)
Net asset value,
  end of period                                                      $14.71
Total return(3) (%)                                                    3.04(5)

--------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period
  (in millions)                                                          --(7)
Ratio of expenses
  to average net assets (%)                                            0.68(6)
Ratio of net investment income
  to average net assets (%)                                            5.94(6)
Portfolio turnover (%)                                                  189

(1) As required, effective June 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended May 31, 2002 was to decrease net investment income per share by $0.04, increase (decrease) net realized and unrealized gains (losses) per share by $0.04 and, had the Fund not made these changes to amortization and accretion, the annualized ratio of net investment income to average net assets would have been 5.81%, 5.11%, 5.09% and 6.24% for Class A, Class B, Class C and Class I shares, respectively. Per share ratios and supplemental data for periods prior to June 1, 2001 have not been restated to reflect this change in presentation.
(2)  Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) Class C shares and Class I shares began operations on 10-1-98 and 9-4-01, respectively.
(5)  Not annualized.
(6)  Annualized.
(7)  Less than $500,000.


See notes to
financial statements.

NOTES TO STATEMENTS

NOTE A

Accounting policies

John Hancock Bond Fund (the "Fund") is a diversified series of John Hancock Sovereign Bond Fund, an open-end investment management company registered under the Investment Company Act of 1940. The investment objective of the Fund is to generate a high level of current income, consistent with prudent investment risk.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Some securities may be purchased on a "when-issued" or "forward delivery" basis, which means that the securities will be delivered to the Fund at a future date, usually beyond customary settlement date.

Discount and premium on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I shares, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permit borrowings up to $475 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended May 31, 2002.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. These fees are included in interest income. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. On May 31, 2002, the Fund loaned securities having a market value of $277,030,349 collateralized by securities in the amount of $284,023,016.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $52,791,015 of capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent such carryforward is used by the Fund, no capital gain distribution will be made. The Fund's carryforward expires as follows: May 31, 2002 -- $6,745,254, May 31, 2004 -- $8,402,805,

May 31, 2005 -- $1,183,431, May 31, 2007 -- $619,870, May 31, 2008 --
$15,467,220 and May 31, 2009 -- $20,372,435. Availability of a certain amount of loss carryforwards, which were acquired on September 15, 1995 in a merger, may be limited in a given year. Additionally, net capital losses of $16,277,978, attributable to security transactions incurred after October 31, 2001, are treated as arising on June 1, 2002, the first day of the Fund's next taxable year.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date. Interest income on investment securities is recorded on the accrual basis.

The Fund records distributions to shareholders from net investment income and realized gains on the ex-dividend date. The Fund's net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly. During the year ended May 31, 2002, the tax character of distributions paid was as follows: ordinary income $80,786,327. Distributions paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

As of May 31, 2002, the components of distributable earnings on a tax basis included $127,446 of undistributed ordinary income.

Such distributions and distributable earnings on a tax basis are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B

Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.50% of the first $1,500,000,000 of the Fund's average daily net asset value, (b) 0.45% of the next $500,000,000, (c) 0.40% of the next $500,000,000 and (d) 0.35% of the
Fund's average daily net asset value in excess of $2,500,000,000.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the year ended May 31, 2002, JH Funds received net up-front sales charges of $1,430,177 with regard to sales of Class A shares. Of this amount, $128,192 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $743,218 was paid as sales commissions to unrelated broker-dealers and $558,767 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the year ended May 31, 2002, JH Funds received net up-front sales charges of $241,401 with regard to sales of Class C shares. Of this amount, $235,287 was paid as sales commissions to unrelated broker-dealers and $6,114 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended May 31, 2002, CDSCs received by JH Funds amounted to $548,374 for Class B shares and $18,011 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. For Class A, B and C shares, the Fund pays a monthly transfer agent fee based on the number of shareholder accounts, plus certain out-of-pocket expenses, aggregated and allocated to each class on the basis of their relative net asset values. For Class I shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of the average daily net assets attributable to Class I shares, plus certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year was at an annual rate of 0.02% of the average net assets of the Fund.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C

Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.

                                     YEAR ENDED 5-31-01              YEAR ENDED 5-31-02
                                SHARES           AMOUNT         SHARES           AMOUNT
---------------------------------------------------------------------------------------
CLASS A SHARES
---------------------------------------------------------------------------------------
Sold                        20,329,913     $292,695,235      9,535,119     $141,492,300
Distributions reinvested     3,885,469       56,285,950      3,593,103       53,313,751
Repurchased                (25,386,067)    (365,444,508)   (12,985,535)    (192,313,344)
Net increase (decrease)     (1,170,685)    ($16,463,323)       142,687       $2,492,707

---------------------------------------------------------------------------------------
CLASS B SHARES
---------------------------------------------------------------------------------------
Sold                         4,030,445      $58,808,128      5,168,809      $76,839,086
Distributions reinvested       438,799        6,362,603        471,880        6,999,215
Repurchased                 (3,783,675)     (54,786,515)    (4,458,118)     (65,938,032)
Net increase                   685,569      $10,384,216      1,182,571      $17,900,269

---------------------------------------------------------------------------------------
CLASS C SHARES
---------------------------------------------------------------------------------------
Sold                         1,373,262      $19,986,436      1,777,434      $26,375,380
Distributions reinvested        43,807          633,249         71,089        1,053,001
Repurchased                 (1,370,639)     (19,691,934)      (637,152)      (9,417,343)
Net increase                    46,430         $927,751      1,211,371      $18,011,038

---------------------------------------------------------------------------------------
CLASS I SHARES(1)
---------------------------------------------------------------------------------------
Sold                                --               --            668          $10,063
Net increase                        --               --            668          $10,063

---------------------------------------------------------------------------------------
NET INCREASE (DECREASE)       (438,686)     ($5,151,356)     2,537,297      $38,414,077
---------------------------------------------------------------------------------------

(1)  Class I shares began operations on 9-4-01.

NOTE D

Investment transactions

Purchases and proceeds from sales of securities, other than short-term securities and obligations of the U.S. government, during the year ended May 31, 2002, aggregated $1,970,868,282 and $1,526,325,069, respectively. Purchases and proceeds from sales of obligations of the U.S. government, during the year ended May 31, 2002, aggregated $693,455,035 and $972,035,980, respectively.

The cost of investments owned on May 31, 2002, including short-term investments, for federal income tax purposes was $1,468,462,303. Gross unrealized appreciation and depreciation of investments aggregated $33,705,272 and $23,601,541, respectively, resulting in net unrealized appreciation of $10,103,731. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on wash sales and amortization of premiums on debt securities.

NOTE E

Reclassification of accounts

During the year ended May 31, 2002, the Fund reclassified amounts to reflect an increase in accumulated net realized loss on investments of $6,974,837, a decrease in distributions in excess of net investment income of $12,684,120 and a decrease in capital paid-in of $5,709,283. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary difference, as of May 31, 2002. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles. The calculation of net investment income (loss) per share in the financial highlights excludes these adjustments.

NOTE F

Change in accounting principle

Effective June 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Fund, but resulted in a $8,530,333 reduction in the cost of investments and a corresponding increase in net unrealized appreciation of investments, based on securities held as of May 31, 2001.

The effect of this change for the year ended May 31, 2002 was to decrease net investment income by $4,220,069, decrease unrealized appreciation of investments by $2,821,308 and decrease net realized loss on investments by $7,041,377. The statement of changes in net assets and the financial highlights for prior periods have not been restated to reflect this change in presentation.

NOTE G

Subsequent event

On May 29, 2002, the shareholders of the John Hancock Active Bond Fund ("Active Bond Fund") approved a plan of reorganization, which provided for the transfer of substantially all of the assets and liabilities of the Active Bond Fund to the Fund on June 7, 2002.

AUDITORS' REPORT

Report of Ernst & Young LLP, Independent Auditors

To the Board of Trustees and Shareholders of John Hancock Bond Fund of
John Hancock Sovereign Bond Fund,

We have audited the accompanying statement of assets and liabilities of the John Hancock Bond Fund (the "Fund"), one of the portfolios constituting the John Hancock Sovereign Bond Fund, including the schedule of investments, as of May 31, 2002, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2002, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the John Hancock Bond Fund of the John Hancock Sovereign Bond Fund at May 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.

                                        /s/ Ernst & Young LLP

Boston, Massachusetts
July 5, 2002

TAX INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the dividends of the Fund paid during its taxable year ended May 31, 2002.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended May 31, 2002, 2.32% of the dividends qualify for the dividends-received deduction.

Shareholders will be mailed a 2002 U.S. Treasury Department Form 1099-DIV in January 2003. This will reflect the total of all distributions that are taxable for calendar year 2002.

TRUSTEES & OFFICERS

This chart provides information about the Trustees and Officers who oversee your John Hancock Fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.


INDEPENDENT TRUSTEES

                                                                                              NUMBER OF
NAME, AGE                                                                     TRUSTEE      JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                             OF FUND    FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                             SINCE(1)       BY TRUSTEE
-------------------------------------------------------------------------------------------------------
Dennis S. Aronowitz, Born: 1931                                                   1988               31
-------------------------------------------------------------------------------------------------------
Professor of Law, Emeritus, Boston University School of Law (as of 1996);
Director, Brookline Bancorp.

-------------------------------------------------------------------------------------------------------
Richard P. Chapman, Jr., Born: 1935                                               1975               31
-------------------------------------------------------------------------------------------------------
Chairman, President, and Chief Executive Officer, Brookline Bancorp.
(lending) (since 1972); Trustee, Northeastern University (education);
Chairman and Director, Lumber Insurance Co. (insurance) (until 2000);
Chairman and Director, Northeast Retirement Services, Inc. (retirement administration) (since 1998).

-------------------------------------------------------------------------------------------------------
William J. Cosgrove, Born: 1933                                                   1991               31
-------------------------------------------------------------------------------------------------------
Vice President, Senior Banker and Senior Credit Officer, Citibank, N.A.
(retired 1991); Executive Vice President, Citadel Group Representatives,
Inc.; Director, Hudson City Bancorp; Trustee, Scholarship Fund for
Inner City Children (since 1986).

-------------------------------------------------------------------------------------------------------
Richard A. Farrell(2), Born: 1932                                                 1996               31
-------------------------------------------------------------------------------------------------------
President, Farrell, Healer & Co., Inc. (venture capital management firm)
(since 1980) and General Partner of the Venture Capital Fund of NE
(since 1980); Trustee, Marblehead Savings Bank (since 1994), prior to
1980, headed the venture capital group at Bank of Boston Corporation.

-------------------------------------------------------------------------------------------------------
Gail D. Fosler(2), Born: 1947                                                     1994               31
-------------------------------------------------------------------------------------------------------
Senior Vice President and Chief Economist, The Conference Board
(non-profit economic and business research) (since 1989); Director, Unisys
Corp. (since 1993); Director, H.B. Fuller Company (since 1992) and

                                                                                              NUMBER OF
NAME, AGE                                                                     TRUSTEE      JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                             OF FUND    FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                             SINCE(1)       BY TRUSTEE
-------------------------------------------------------------------------------------------------------
Gail D. Fosler, Born: 1947 (Continued)
-------------------------------------------------------------------------------------------------------
DBS Holdings (Singapore) (banking and financial services) (since 1999);
Director, National Bureau of Economic Research (academic) (since 1989);
Director, Baxter International (medical health care) (since 2001).

-------------------------------------------------------------------------------------------------------
William F. Glavin, Born: 1932                                                     1996               31
-------------------------------------------------------------------------------------------------------
President Emeritus, Babson College (as of 1998); Vice Chairman, Xerox
Corporation (until 1989); Director, Reebok, Inc. (since 1994) and Inco Ltd.

-------------------------------------------------------------------------------------------------------
John A. Moore(2), Born: 1939                                                      1996               37
-------------------------------------------------------------------------------------------------------
President and Chief Executive Officer, Institute for Evaluating Health
Risks, (nonprofit institution) (until 2001); Senior Scientist, Sciences
International (health research) (since 1998); Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT (nonprofit research) (since 2002).

-------------------------------------------------------------------------------------------------------
Patti McGill Peterson, Born: 1943                                                 1996               37
-------------------------------------------------------------------------------------------------------
Executive Director, Council for International Exchange of Scholars
(since 1998), Vice President, Institute of International Education
(since January 1998); Senior Fellow, Cornell Institute of Public Affairs,
Cornell University (until 1997); President Emerita of Wells College and
St. Lawrence University; Director, Niagara Mohawk Power Corporation
(electric utility).

-------------------------------------------------------------------------------------------------------
John W. Pratt, Born: 1931                                                         1996               31
-------------------------------------------------------------------------------------------------------
Professor of Business Administration Emeritus, Harvard University Graduate
School of Business Administration (as of 1998).

INTERESTED TRUSTEES(3)

NAME, AGE                                                                                     NUMBER OF
POSITION(S) HELD WITH FUND                                                    TRUSTEE      JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                             OF FUND    FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                             SINCE(1)       BY TRUSTEE
-------------------------------------------------------------------------------------------------------
John M. Deciccio, Born: 1948                                                      2001               59
-------------------------------------------------------------------------------------------------------
Trustee
Executive Vice President and Chief Investment Officer, John Hancock
Financial Services, Inc.; Director, Executive Vice President and Chief
Investment Officer, John Hancock Life Insurance Company; Chairman of
the Committee of Finance of John Hancock Life Insurance Company;
Director, John Hancock Subsidiaries, LLC, Hancock Natural Resource
Group, Independence Investment LLC, Independence Fixed Income LLC,
John Hancock Advisers, LLC (the "Adviser") and The Berkeley Financial
Group, LLC ("The Berkeley Group"), John Hancock Funds, LLC ("John
Hancock Funds"), Massachusetts Business Development Corporation;
Director, John Hancock Insurance Agency, Inc. ("Insurance Agency, Inc.")
(until 1999) and John Hancock Signature Services, Inc. ("Signature
Services") (until 1997).

-------------------------------------------------------------------------------------------------------
Maureen R. Ford, Born: 1955                                                       2000               59
-------------------------------------------------------------------------------------------------------
Trustee, Chairman, President and Chief Executive Officer
Executive Vice President, John Hancock Financial Services, Inc., John
Hancock Life Insurance Company; Chairman, Director, President and

NAME, AGE                                                                                     NUMBER OF
POSITION(S) HELD WITH FUND                                                    TRUSTEE      JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                             OF FUND    FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                             SINCE(1)       BY TRUSTEE
-------------------------------------------------------------------------------------------------------
Maureen R. Ford, Born: 1955 (Continued)
-------------------------------------------------------------------------------------------------------
Chief Executive Officer, the Advisers and The Berkeley Group; Chairman,
Director and Chief Executive Officer, John Hancock Funds, Chairman,
Director and President, Insurance Agency, Inc.; Chairman, Director and
Chief Executive Officer, Sovereign Asset Management Corporation
("SAMCorp."); Director, Independence Investment LLC, Independence Fixed
Income LLC and Signature Services; Senior Vice President, MassMutual
Insurance Co. (until 1999); Senior Vice President, Connecticut Mutual
Insurance Co. (until 1996).

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE
POSITION(S) HELD WITH FUND                                                                      OFFICER
PRINCIPAL OCCUPATION(S) AND                                                                     OF FUND
DIRECTORSHIPS DURING PAST 5 YEARS                                                                 SINCE
-------------------------------------------------------------------------------------------------------
William L. Braman, Born: 1953                                                                      2000
-------------------------------------------------------------------------------------------------------
Executive Vice President and Chief Investment Officer
Executive Vice President and Chief Investment Officer, the Adviser and
each of the John Hancock funds; Director, SAMCorp., Executive Vice
President and Chief Investment Officer, Baring Asset Management, London UK
(until 2000).

-------------------------------------------------------------------------------------------------------
Richard A. Brown, Born: 1949                                                                       2000
-------------------------------------------------------------------------------------------------------
Senior Vice President and Chief Financial Officer
Senior Vice President, Chief Financial Officer and Treasurer, the
Adviser, John Hancock Funds, and The Berkeley Group; Second Vice
President and Senior Associate Controller, Corporate Tax Department,
John Hancock Financial Services, Inc. (until 2001).

-------------------------------------------------------------------------------------------------------
Thomas H. Connors, Born: 1959                                                                      1992
-------------------------------------------------------------------------------------------------------
Vice President and Compliance Officer
Vice President and Compliance Officer, the Adviser and each of the John Hancock funds; Vice President, John Hancock Funds.

-------------------------------------------------------------------------------------------------------
William H. King, Born: 1952                                                                        1988
-------------------------------------------------------------------------------------------------------
Vice President and Treasurer
Vice President and Assistant Treasurer, the Adviser; Vice President and
Treasurer of each of the John Hancock funds; Assistant Treasurer of each of the John Hancock funds (until 2001).

-------------------------------------------------------------------------------------------------------
Susan S. Newton, Born: 1950                                                                        1984
-------------------------------------------------------------------------------------------------------
Senior Vice President, Secretary and Chief Legal Officer
Senior Vice President, Secretary and Chief Legal Officer, SAMCorp., the
Adviser and each of the John Hancock funds, John Hancock Funds and The
Berkeley Group; Vice President, Signature Services (until 2000);
Director, Senior Vice President and Secretary, NM Capital.

The business address for all Trustees and Officers is 101 Huntington Avenue, Boston, Massachusetts 02199.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

(1) Each Trustee serves until resignation, retirement age or until his or her successor is elected.

(2)  Member of Audit Committee.

(3) Interested Trustees hold positions with the Fund's investment adviser, underwriter and certain other affiliates.

OUR FAMILY OF FUNDS

================================================================================
Equity                       Balanced Fund
                             Core Equity Fund
                             Focused Equity Fund
                             Growth Trends Fund
                             Large Cap Equity Fund
                             Large Cap Growth Fund
                             Large Cap Spectrum Fund
                             Mid Cap Growth Fund
                             Multi Cap Growth Fund
                             Small Cap Equity Fund
                             Small Cap Growth Fund
                             Sovereign Investors Fund
                             U.S. Global Leaders Growth Fund

================================================================================
Sector                       Biotechnology Fund
                             Financial Industries Fund
                             Health Sciences Fund
                             Real Estate Fund
                             Regional Bank Fund
                             Technology Fund

================================================================================
Income                       Bond Fund
                             Government Income Fund
                             High Income Fund
                             High Yield Bond Fund
                             Investment Grade Bond Fund
                             Strategic Income Fund

================================================================================
International                European Equity Fund
                             Global Fund
                             International Fund
                             Pacific Basin Equities Fund

================================================================================
Tax-Free Income              California Tax-Free Income Fund
                             High Yield Municipal Bond Fund
                             Massachusetts Tax-Free Income Fund
                             New York Tax-Free Income Fund
                             Tax-Free Bond Fund

================================================================================
Money Market                 Money Market Fund
                             U.S. Government Cash Reserve

ELECTRONIC DELIVERY

Now available from John Hancock Funds

Instead of receiving annual and semiannual reports and prospectuses through the U.S. mail, we'll notify you by e-mail when these documents are available for online viewing.

How does electronic delivery benefit you?

o No more waiting for the mail to arrive; you'll receive an e-mail notification as soon as the document is ready for online viewing.

o    Reduces the amount of paper mail you receive from John Hancock Funds.

o    Reduces costs associated with printing and mailing.

Sign up for electronic delivery today at www.jhancock.com/funds/edelivery

OUR WEB SITE

Available just a few clicks away --
www.jhfunds.com

Instant access to
---------------------------------------
Portfolio/Account Information
---------------------------------------
Proxy Voting
---------------------------------------
Daily Mutual Fund Prices
---------------------------------------
Mutual Fund Overviews
---------------------------------------
Prospectuses
---------------------------------------
4 & 5 Star Funds
---------------------------------------
IRA Information/Calculators
---------------------------------------
Annual & Semiannual Reports
---------------------------------------
Investment Professionals
---------------------------------------
Mutual Fund FAQs

FOR YOUR INFORMATION

INVESTMENT ADVISER
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN
The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116-5072

HOW TO CONTACT US

On the internet                     www.jhfunds.com

By regular mail                     John Hancock Signature Services, Inc.
                                    1 John Hancock Way, Suite 1000
                                    Boston, MA 02217-1000

By express mail                     John Hancock Signature Services, Inc.
                                    Attn: Mutual Fund Image Operations
                                    529 Main Street
                                    Charlestown, MA 02129

Customer service representatives    1-800-225-5291

24-hour automated information       1-800-338-8080

TDD line                            1-800-554-6713

      [LOGO](R)
------------------
JOHN HANCOCK FUNDS

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhancock.com/funds/edelivery

This report is for the information of the shareholders of the John Hancock Bond Fund.

                                                                      2100A 5/02
                                                                            7/02